SHARE-BASED COMPENSATION - Compensation costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Total	¥ 185,604	¥ 199,737	¥ 253,922
Facilitation, origination and servicing expenses
SHARE-BASED COMPENSATION
Total	75,152	73,945	75,209
Sales and marketing expenses
SHARE-BASED COMPENSATION
Total	(375)	4,328	12,340
General and administrative expenses
SHARE-BASED COMPENSATION
Total	¥ 110,827	¥ 121,464	¥ 166,373